Taxation (Tables)	9 Months Ended
Sep. 30, 2025
Taxation [Abstract]
Schedule of Income Tax Benefit

The income tax benefit consisted of the following components:

	For the nine months ended September 30,
	2024	2025
Current income tax expenses	$1,663	$1,467
Deferred income tax benefit	(732)	(627)
Total income tax expense	$931	$840

Schedule of Income Taxes and the Provision at The PRC, Mainland Statutory Rate

A reconciliation between the Group’s actual benefit for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the nine months ended September 30,
	2024	2025
Loss before income tax expense	$(60,642)	$(3,286)
Computed income tax benefit with statutory tax rate	(15,161)	(822)
Additional deduction for research and development expenses	(362)	(409)
Tax effect of preferred tax rate	15,203	533
Tax effect of favorable tax rates on small-scale and low-profit entities	(49)	64
Tax effect of tax relief	(1)	-
Tax effect of non-deductible items	(53)	87
Tax effect of expired tax attribute carryforwards	523	-
Changes in valuation allowance	831	1,387
Income tax expense	$931	$840

Schedule of Deferred Tax Assets

As of December 31, 2024 and September 30, 2025, the significant components of the deferred tax assets are summarized below:

	As of December 31,	As of September 30,
	2024	2025
Deferred tax assets:
Temporary difference in accounts receivable recognition	$5,570	$5,712
Temporary difference in research and development costs	3,033	3,149
Accrued expense	391	402
Net operating loss carried forward	11,325	12,564
Share-based compensation	295	472
Allowance for credit losses	3,679	4,631
Total deferred tax assets	24,293	26,930
Valuation allowance	(13,840)	(15,575)
Deferred tax assets, net of valuation allowance	$10,453	$11,355

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	As of December 31,	As of September 30,
	2024	2025
Balance at the beginning of the period	$11,820	$13,840
Additions	2,344	1,350
Foreign currency translation adjustments	(324)	385
Balance at the end of the period	$13,840	$15,575

Schedule of Net Operating Loss Carryforwards

As of September 30, 2025, net operating loss carryforwards will expire, if unused, in the following amounts:

Remainder of 2025	$4,270
2026	5,187
2027	16,969
2028	13,151
2029	6,280
2030	5,731
Infinite	87,825
Total	$139,413